Angel Oak High Yield Opportunities Fund
Schedule of Investments
October 31, 2020 (Unaudited)
	Principal
Collateralized Loan Obligations ― 1.67%	Amount	Value
JFIN CLO Ltd., Series 2013-1A, Class DR, 7.588% (3 Month LIBOR USD + 7.370%), 1/22/2030 (a)(b)	$500,000	$448,503
Venture XXIII Ltd., Series 2016-23A, Class ER, 6.168% (3 Month LIBOR USD + 5.950%), 7/19/2028 (a)(b)	1,000,000	736,075
TOTAL COLLATERALIZED LOAN OBLIGATIONS - (Cost ― $1,468,663)		1,184,578

Common Stocks ― 0.08%	Shares
Consumer, Non-cyclical ― 0.08%
Cenveo Corp. (b)(c)(d)	4,630	53,245
TOTAL COMMON STOCKS (Cost ― $490,470)		53,245
	Principal
Corporate Obligations ― 97.28%	Amount
Basic Materials ― 12.69%
Alcoa Nederland Holding BV, 7.000%, 9/30/2026 (b)	$500,000	526,572
Allegheny Technologies, Inc., 5.875%, 12/1/2027	100,000	94,312
Arconic Corp., 6.000%, 5/15/2025 (b)	100,000	106,062
Big River Steel LLC / BRS Finance Corp., 6.625%, 1/31/2029 (b)	1,000,000	1,031,875
Carpenter Technology Corp., 6.375%, 7/15/2028	100,000	105,003
Cleveland-Cliffs, Inc., 5.875%, 6/1/2027	750,000	730,155
Coeur Mining, Inc., 5.875%, 6/1/2024	750,000	750,859
Compass Minerals International, Inc., 6.750%, 12/1/2027 (b)	500,000	543,205
Consolidated Energy Finance SA, 6.875%, 6/15/2025 (b)	240,000	223,650
Consolidated Energy Finance SA, 6.500%, 5/15/2026 (b)	1,250,000	1,159,375
CVR Partners LP / CVR Nitrogen Finance Corp., 9.250%, 6/15/2023 (b)	1,000,000	918,750
Hecla Mining Co., 7.250%, 2/15/2028	500,000	536,875
Mercer International, Inc., 7.375%, 1/15/2025	1,100,000	1,120,631
Methanex Corp., 5.125%, 10/15/2027	500,000	509,775
New Gold, Inc., 7.500%, 7/15/2027 (b)	100,000	108,363
Schweitzer-Mauduit International, Inc., 6.875%, 10/1/2026 (b)	500,000	529,280
		8,994,742
Communications ― 9.18%
AMC Networks, Inc., 4.750%, 8/1/2025	500,000	499,502
Cars.com, Inc., 6.375%, 11/1/2028 (b)	500,000	498,750
Cincinnati Bell, Inc., 7.000%, 7/15/2024 (b)	250,000	259,529
Clear Channel Worldwide Holdings, Inc., 9.250%, 2/15/2024	400,000	347,190
CommScope Technologies Finance LLC, 6.000%, 6/15/2025 (b)	418,000	414,961
Consolidated Communications, Inc., 6.500%, 10/1/2028 (b)	500,000	514,688
CSC Holdings LLC, 5.500%, 4/15/2027 (b)	500,000	527,375
Cumulus Media New Holdings, Inc., 6.750%, 7/1/2026 (b)	600,000	559,029
Entercom Media Corp., 6.500%, 5/1/2027 (b)	100,000	87,364
Front Range BidCo, Inc., 6.125%, 3/1/2028 (b)	425,000	429,450
iHeartCommunications, Inc., 5.250%, 8/15/2027 (b)	100,000	98,875
Lamar Media Corp., 5.750%, 2/1/2026	250,000	259,119
Lamar Media Corp., 4.875%, 1/15/2029	250,000	260,625
National CineMedia LLC, 5.875%, 4/15/2028 (b)	250,000	175,000
Nexstar Broadcasting, Inc., 5.625%, 7/15/2027 (b)	250,000	261,016
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.000%, 8/15/2027 (b)	250,000	237,300
Outfront Media Capital LLC / Outfront Media Capital Corp., 4.625%, 3/15/2030 (b)	100,000	92,000
Sinclair Television Group, Inc., 5.500%, 3/1/2030 (b)	500,000	470,895
Terrier Media Buyer, Inc., 8.875%, 12/15/2027 (b)	250,000	256,030
Univision Communications, Inc., 6.625%, 6/1/2027 (b)	250,000	253,281
		6,501,979
Consumer, Cyclical ― 19.50%
American Axle & Manufacturing, Inc., 6.500%, 4/1/2027	750,000	754,687
Aramark Services, Inc., 6.375%, 5/1/2025 (b)	500,000	525,065
Arrow Bidco LLC, 9.500%, 3/15/2024 (b)	500,000	413,072
BCD Acquisition, Inc., 9.625%, 9/15/2023 (b)	1,000,000	1,003,750
Beacon Roofing Supply, Inc., 4.500%, 11/15/2026 (b)	250,000	256,797
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.250%, 9/15/2027 (b)	250,000	256,644
CD&R Smokey Buyer, Inc., 6.750%, 7/15/2025 (b)	250,000	264,062
Century Communities, Inc., 5.875%, 7/15/2025	500,000	516,822
Clarios Global LP, 6.750%, 5/15/2025 (b)	250,000	264,792
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028 (b)	500,000	511,827
FirstCash, Inc., 4.625%, 9/1/2028 (b)	500,000	508,438
Ford Motor Co., 9.000%, 4/22/2025	1,000,000	1,179,680
IAA, Inc., 5.500%, 6/15/2027 (b)	100,000	105,313
Installed Building Products, Inc., 5.750%, 2/1/2028 (b)	100,000	105,731
International Game Technology PLC, 5.250%, 1/15/2029 (b)	200,000	198,321
Lions Gate Capital Holdings LLC, 5.875%, 11/1/2024 (b)	300,000	283,094
Lithia Motors, Inc., 5.250%, 8/1/2025 (b)	250,000	259,661
Lithia Motors, Inc., 4.625%, 12/15/2027 (b)	250,000	263,619
Lithia Motors, Inc., 4.375%, 1/15/2031 (b)	500,000	517,188
Macy's, Inc., 8.375%, 6/15/2025 (b)	250,000	261,385
Marriott Ownership Resorts, Inc., 4.750%, 1/15/2028	500,000	478,030
Mattamy Group Corp., 4.625%, 3/1/2030 (b)	125,000	127,090
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 6/20/2027 (b)	250,000	260,781
New Red Finance, Inc., 4.375%, 1/15/2028 (b)	250,000	253,548
Picasso Finance Sub, Inc., 6.125%, 6/15/2025 (b)	100,000	105,605
Resideo Funding, Inc., 6.125%, 11/1/2026 (b)	400,000	387,000
Sally Holdings LLC / Sally Capital, Inc., 5.625%, 12/1/2025	500,000	496,625
Scotts Miracle-Gro Co., 4.500%, 10/15/2029	250,000	266,414
Six Flags Theme Parks, Inc., 7.000%, 7/1/2025 (b)	250,000	265,156
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 8.000%, 9/20/2025 (b)	500,000	530,625
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/2024	850,000	922,250
Univar Solutions USA, Inc., 5.125%, 12/1/2027 (b)	250,000	259,502
Wabash National Corp., 5.500%, 10/1/2025 (b)	500,000	501,928
White Cap Buyer LLC, 6.875%, 10/15/2028 (b)	500,000	513,438
		13,817,940
Consumer, Non-cyclical ― 11.74%
Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.625%, 1/15/2027 (b)	100,000	103,220
Bausch Health Cos, Inc., 5.000%, 1/30/2028 (b)	100,000	98,963
Catalent Pharma Solutions, Inc., 5.000%, 7/15/2027 (b)	250,000	261,047
Encompass Health Corp., 4.625%, 4/1/2031	1,000,000	1,031,250
Herc Holdings, Inc., 5.500%, 7/15/2027 (b)	500,000	514,750
Hill-Rom Holdings, Inc., 4.375%, 9/15/2027 (b)	250,000	259,062
JBS USA LUX SA / JBS USA Finance, Inc., 6.500%, 4/15/2029 (b)	750,000	843,847
Korn Ferry, 4.625%, 12/15/2027 (b)	250,000	255,625
Minerva Luxembourg SA, 6.500%, 9/20/2026 (b)	500,000	520,630
Post Holdings, Inc., 4.625%, 4/15/2030 (b)	250,000	257,188
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.750%, 4/15/2026 (b)	750,000	799,688
Sabre GLBL, Inc., 9.250%, 4/15/2025 (b)	100,000	110,375
Sabre GLBL, Inc., 7.375%, 9/1/2025 (b)	100,000	102,150
Select Medical Corp., 6.250%, 8/15/2026 (b)	1,000,000	1,056,540
ServiceMaster Co. LLC, 7.450%, 8/15/2027	500,000	559,280
Sotheby's, 7.375%, 10/15/2027 (b)	1,010,000	1,031,907
TreeHouse Foods, Inc., 4.000%, 9/1/2028	250,000	250,781
US Foods, Inc., 6.250%, 4/15/2025 (b)	250,000	261,584
		8,317,887
Energy ― 12.71%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.750%, 3/1/2027 (b)	250,000	225,469
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.750%, 1/15/2028 (b)	1,250,000	1,115,500
Antero Resources Corp., 5.625%, 6/1/2023	400,000	336,500
Archrock Partners LP / Archrock Partners Finance Corp., 6.875%, 4/1/2027 (b)	730,000	717,225
Cheniere Energy Partners LP, 5.250%, 10/1/2025	1,000,000	1,018,200
CITGO Petroleum Corp., 7.000%, 6/15/2025 (b)	500,000	463,850
Enviva Partners LP / Enviva Partners Finance Corp., 6.500%, 1/15/2026 (b)	1,200,000	1,268,250
Hilcorp. Energy I LP / Hilcorp. Finance Co., 5.750%, 10/1/2025 (b)	250,000	232,006
New Fortress Energy, Inc., 6.750%, 9/15/2025 (b)	250,000	258,261
PBF Holding Co. LLC / PBF Finance Corp., 6.000%, 2/15/2028 (b)	1,000,000	386,825
PBF Logistics LP / PBF Logistics Finance Corp., 6.875%, 5/15/2023	250,000	196,875
Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025 (b)	1,500,000	500,625
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 7.500%, 10/1/2025 (b)	500,000	505,938
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.500%, 7/15/2027	100,000	105,000
Transocean, Inc., 11.500%, 1/30/2027 (b)	113,000	37,570
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 4/1/2026	250,000	248,371
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 9/1/2027	750,000	755,175
Warrior Met Coal, Inc., 8.000%, 11/1/2024 (b)	640,000	637,299
		9,008,939
Financial ― 13.18%
Credit Acceptance Corp., 6.625%, 3/15/2026	500,000	520,625
Cushman & Wakefield US Borrower LLC, 6.750%, 5/15/2028 (b)	250,000	266,719
Freedom Mortgage Corp., 7.625%, 5/1/2026 (b)	500,000	499,065
Genworth Mortgage Holdings, Inc., 6.500%, 8/15/2025 (b)	500,000	522,187
Global Aircraft Leasing Co. Ltd., 7.250%, 9/15/2024 (b)	259,062	174,219
goeasy Ltd., 5.375%, 12/1/2024 (b)	250,000	252,995
HAT Holdings I LLC / HAT Holdings II LLC, 5.250%, 7/15/2024 (b)	500,000	515,990
HAT Holdings I LLC / HAT Holdings II LLC, 6.000%, 4/15/2025 (b)	250,000	265,625
Howard Hughes Corp., 5.375%, 8/1/2028 (b)	250,000	252,969
Hunt Cos, Inc., 6.250%, 2/15/2026 (b)	500,000	481,452
iStar, Inc., 4.250%, 8/1/2025	250,000	230,000
LPL Holdings, Inc., 4.625%, 11/15/2027 (b)	500,000	514,062
MGIC Investment Corp., 5.250%, 8/15/2028	250,000	257,344
MPT Operating Partnership LP / MPT Finance Corp., 5.000%, 10/15/2027	500,000	524,113
Nationstar Mortgage Holdings, Inc., 6.000%, 1/15/2027 (b)	1,000,000	1,001,720
Nationstar Mortgage Holdings, Inc., 5.500%, 8/15/2028 (b)	500,000	499,688
NMI Holdings, Inc., 7.375%, 6/1/2025 (b)	250,000	272,861
PennyMac Financial Services, Inc., 5.375%, 10/15/2025 (b)	500,000	510,475
PRA Group, Inc., 7.375%, 9/1/2025 (b)	250,000	262,719
Realogy Group LLC / Realogy Co-Issuer Corp., 9.375%, 4/1/2027 (b)	150,000	159,203
Starwood Property Trust, Inc., 3.625%, 2/1/2021	250,000	250,150
Starwood Property Trust, Inc., 5.500%, 11/1/2023 (b)(e)	500,000	496,145
StoneX Group, Inc., 8.625%, 6/15/2025 (b)	100,000	105,687
United Shore Financial Services LLC, 5.500%, 11/15/2025 (b)(e)	500,000	506,725
		9,342,738
Industrial ― 11.99%
American Woodmark Corp., 4.875%, 3/15/2026 (b)	250,000	252,140
ATS Automation Tooling Systems, Inc., 6.500%, 6/15/2023 (b)	353,000	358,699
Bombardier, Inc., 7.500%, 12/1/2024 (b)	400,000	303,002
Builders FirstSource, Inc., 5.000%, 3/1/2030 (b)	250,000	264,062
Cargo Aircraft Management, Inc., 4.750%, 2/1/2028 (b)	1,000,000	1,018,125
Cascades, Inc., 5.375%, 1/15/2028 (b)	350,000	365,531
Clean Harbors, Inc., 4.875%, 7/15/2027 (b)	100,000	104,669
Cleaver-Brooks, Inc., 7.875%, 3/1/2023 (b)	100,000	96,614
Cloud Crane LLC, 10.125%, 8/1/2024 (b)	300,000	304,531
Cornerstone Building Brands, Inc., 6.125%, 1/15/2029 (b)	100,000	102,342
Covanta Holding Corp., 5.875%, 7/1/2025	250,000	259,401
Covanta Holding Corp., 5.000%, 9/1/2030	250,000	254,687
Energizer Holdings, Inc., 7.750%, 1/15/2027 (b)	1,000,000	1,081,875
Fortress Transportation and Infrastructure Investors LLC, 9.750%, 8/1/2027 (b)	250,000	266,563
frontdoor, Inc., 6.750%, 8/15/2026 (b)	520,000	556,400
FXI Holdings, Inc., 7.875%, 11/1/2024 (b)	443,000	415,313
Griffon Corp., 5.750%, 3/1/2028	350,000	365,313
Intelligent Packaging Ltd. / Finco, Inc., 6.000%, 9/15/2028 (b)	100,000	101,938
Kratos Defense & Security Solutions, Inc., 6.500%, 11/30/2025 (b)	283,000	296,059
MasTec, Inc., 4.500%, 8/15/2028 (b)	500,000	514,375
Matthews International Corp., 5.250%, 12/1/2025 (b)	250,000	238,411
Moog, Inc., 4.250%, 12/15/2027 (b)	250,000	256,875
Spirit AeroSystems, Inc., 7.500%, 4/15/2025 (b)	100,000	100,937
US Concrete, Inc., 5.125%, 3/1/2029 (b)	500,000	509,688
WESCO Distribution, Inc., 7.250%, 6/15/2028 (b)	100,000	109,641
		8,497,191
Technology ― 3.95%
Black Knight InfoServ LLC, 3.625%, 9/1/2028 (b)	500,000	506,875
CDK Global, Inc., 5.875%, 6/15/2026	750,000	782,344
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.750%, 3/1/2025 (b)	250,000	250,205
Dell International LLC / EMC Corp., 7.125%, 6/15/2024 (b)	575,000	596,436
MSCI, Inc., 3.625%, 9/1/2030 (b)	150,000	154,383
MTS Systems Corp., 5.750%, 8/15/2027 (b)	500,000	508,287
		2,798,530
Utilities ― 2.34%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.500%, 5/20/2025	250,000	268,125
Calpine Corp., 4.500%, 2/15/2028 (b)	250,000	254,750
Rockpoint Gas Storage Canada Ltd., 7.000%, 3/31/2023 (b)	500,000	465,313
Talen Energy Supply LLC, 10.500%, 1/15/2026 (b)	625,000	427,734
Talen Energy Supply LLC, 6.625%, 1/15/2028 (b)	250,000	239,484
		1,655,406
TOTAL CORPORATE OBLIGATIONS - (Cost ― $70,289,553)		68,935,352

Short-Term Investments ― 1.32%	Shares
Money Market Funds ― 1.32%
Fidelity Institutional Money Market Government Portfolio, Institutional Class 0.010% (f)	937,012	937,012
TOTAL SHORT-TERM INVESTMENTS (Cost ― $937,012)		937,012
TOTAL INVESTMENTS ― 100.35% (Cost ― $73,185,698)		71,110,187
Liabilities in Excess of Other Assets ― (0.35%)		(246,545)
NET ASSETS ― 100.00%		$70,863,642

LIBOR	London Inter-Bank Offered Rate

(a)
Variable or floating rate security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. Rate disclosed is the rate in effect as of October 31, 2020.

(b)
Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At October 31, 2020, the value of these securities amounted to $52,131,087 or 73.57% of net assets.

(c)	Illiquid security. At October 31, 2020, the value of these securities amounted to $53,245 or 0.08% of net assets.
(d)	As of October 31, 2020, the Fund has fair valued these securities. The value of these securities amounted to $53,245 or 0.08% of net assets. Value determined using significant unobservable inputs.
(e)	Security issued on a when-issued basis. On October 31, 2020, the total value of investments purchased on a when-issued basis was $1,002,870 or 1.42% of net assets.
(f)	Rate disclosed is the seven-day yield as of October 31, 2020.

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets and liabilities. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments based on the best information available).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, collateralized loan obligations, collateralized mortgage obligations, corporate obligations, whole loans, and mortgage-backed securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets (“OTC”) as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, Fair Value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise Fair Value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.  Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, which represents fair value.  These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.  Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund's valuation processes and reports quarterly to the Board. The Valuation and Risk Management Oversight Committee has delegated to the Valuation Committee of Angel Oak Capital Advisors, LLC (the"Adviser") the day to day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Adviser's Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the inputs used to value the Fund's net assets as of October 31, 2020:

Assets			Level 1	Level 2	Level 3	Total
Collateralized Loan Obligations			$ -	$ 1,184,578	$ -	$ 1,184,578
Common Stocks			-	-	53,245	53,245
Corporate Obligations			-	68,935,352	-	68,935,352
Short-Term Investments			937,012	-	-	937,012
Total			$ 937,012	$ 70,119,930	$ 53,245	$ 71,110,187

See the Schedule of Investments for further disaggregation of investment categories. During the period ended October 31, 2020, the Fund did not recognize any transfers to or from Level 3. See the summary of quantitative information about Level 3 Fair Value Measurements for more information.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 01/31/2020	Discounts/Premiums	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 10/31/2020
Common Stocks	$ 67,135	$ -	$ -	$ (13,890)	$ -	$ -	$ -	$ -	$ 53,245

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at October 31, 2020, is ($13,890).

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 10/31/2020	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input*
Common Stocks	$ 53,245	Broker Quote	Third party	$11.50

*Table presents information for one security, which is valued at $11.50 as of October 31, 2020.